Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	NLTX
Entity Registrant Name	NILE THERAPEUTICS, INC.
Entity Central Index Key	0001133869
Entity Filer Category	Smaller Reporting Company

BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 1,039,190	$ 3,378,155
Prepaid expenses and other current assets	271,298	219,095
Total current assets	1,310,488	3,597,250
Property and equipment, net	9,744	16,765
Other noncurrent assets	51,938	51,938
Total assets	1,372,170	3,665,953
Current liabilities
Accounts payable	437,837	332,380
Accrued expenses and other current liabilities	64,718	652,275
Due to related party	38,892	84,430
Total current liabilities	541,447	1,069,085
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.001 par value, 10,000,000 shares authorized, none issued and outstanding
Common stock, $0.001 par value, 100,000,000 shares authorized, 39,712,231 and 34,629,794 shares issued and outstanding	39,712	34,630
Additional paid-in capital	45,605,991	42,492,432
Deficit accumulated during the development stage	(44,814,980)	(39,930,194)
Total stockholders' equity	830,723	2,596,868
Total liabilities and stockholders' equity	$ 1,372,170	$ 3,665,953

BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	39,712,231	34,629,794
Common stock, shares outstanding	39,712,231	34,629,794

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		77 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Income
Grant income			$ 482,235
Collaboration income	1,354,500		1,354,500
Total income	1,354,500		1,836,735
Operating expenses:
Research and development	4,136,951	4,080,884	29,995,891
General and administrative	2,116,729	2,212,669	16,326,160
Total operating expenses	6,253,680	6,293,553	46,322,051
Loss from operations	(4,899,180)	(6,293,553)	(44,485,316)
Other income (expense):
Interest income	6,006	20,377	793,965
Interest expense			(1,273,734)
Other income (expense)	8,388	241,685	150,105
Total other income (expense)	14,394	262,062	(329,664)
Net loss	$ (4,884,786)	$ (6,031,491)	$ (44,814,980)
Basic and diluted loss per share	$ (0.13)	$ (0.19)
Weighted-average common shares outstanding	37,328,519	32,168,433

STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	5 Months Ended	12 Months Ended						77 Months Ended
	Dec. 31, 2005	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2011
Stock option and warrant exercises		$ 13,748	$ 6,207	$ 217,473
Units sold in private placement, net of issuance costs of $201,434, $715,801, $282,773 and $102,000 for the year ended December 31, 2011, 2010, 2009 and 2007 respectively		2,298,566	4,516,699	3,287,175		19,872,747
Conversion of notes payable upon event of merger						4,351,165
Note discount arising from beneficial conversion feature						483,463
Reverse merger transaction
Elimination of accumulated deficit						(234,218)
Previously issued SMI stock						234,218
Net loss	(10,043)	(4,884,786)	(6,031,491)	(7,872,297)	(13,131,596)	(10,302,795)	(2,581,972)	(44,814,980)
Ending Balance	(5,043)	830,723	2,596,868	2,982,150	5,103,618	15,199,932	(2,576,515)	830,723
Founders
Issuance of common shares	5,000
Licensing Agreement
Issuance of common shares					250,000		500
Services
Stock-based compensation							10,000
Note Conversion
Warrants issued						288,000
Employee
Stock-based compensation		785,587	1,142,552	1,772,597	2,436,603	1,902,298
Non Employee
Stock-based compensation		20,740	(19,249)	473,584	13,687	(667)
Accrued Liabilities
Warrants issued					334,992
Period Issuance01 | Licensing Agreement
Issuance of common shares						182,236
Period Issuance02 | Licensing Agreement
Issuance of common shares						1,000,000
COMMON STOCK
Stock option and warrant exercises (in shares)		82,437	68,970	245,025
Stock option and warrant exercises		82	69	245
Founders shares returned to treasury	(1,379,419)
Units sold in private placement, net of issuance costs of $201,434, $715,801, $282,773 and $102,000 for the year ended December 31, 2011, 2010, 2009 and 2007 respectively (in shares)		5,000,000	7,475,000	2,691,394		6,957,914
Units sold in private placement, net of issuance costs of $201,434, $715,801, $282,773 and $102,000 for the year ended December 31, 2011, 2010, 2009 and 2007 respectively		5,000	7,475	2,691		6,958
Conversion of notes payable upon event of merger (in shares)						1,684,085
Conversion of notes payable upon event of merger						1,684
Reverse merger transaction
Previously issued SMI stock (in shares)						1,250,000
Previously issued SMI stock						1,250
Ending Balance (in shares)	12,414,713	39,712,231	34,629,794	27,085,824	24,149,405	24,099,716	13,794,132	39,712,231
Ending Balance	13,794	39,712	34,630	27,086	24,150	24,100	13,794	39,712
COMMON STOCK | Founders
Issuance of common shares (in shares)	13,794,132
Issuance of common shares	13,794
COMMON STOCK | Licensing Agreement
Issuance of common shares (in shares)					49,689		1,379,419
Issuance of common shares					50
COMMON STOCK | Period Issuance01 | Licensing Agreement
Issuance of common shares (in shares)						63,478
Issuance of common shares						64
COMMON STOCK | Period Issuance02 | Licensing Agreement
Issuance of common shares (in shares)						350,107
Issuance of common shares						350
ADDITIONAL PAID-IN CAPITAL
Stock option and warrant exercises		13,666	6,138	217,228
Units sold in private placement, net of issuance costs of $201,434, $715,801, $282,773 and $102,000 for the year ended December 31, 2011, 2010, 2009 and 2007 respectively		2,293,566	4,509,224	3,284,484		19,865,789
Conversion of notes payable upon event of merger						4,349,481
Note discount arising from beneficial conversion feature						483,463
Reverse merger transaction
Elimination of accumulated deficit						(234,218)
Previously issued SMI stock						232,968
Ending Balance	(8,794)	45,605,991	42,492,432	36,853,767	31,105,874	28,070,642	1,706	45,605,991
ADDITIONAL PAID-IN CAPITAL | Founders
Issuance of common shares	(8,794)
ADDITIONAL PAID-IN CAPITAL | Licensing Agreement
Issuance of common shares					249,950		500
ADDITIONAL PAID-IN CAPITAL | Services
Stock-based compensation							10,000
ADDITIONAL PAID-IN CAPITAL | Note Conversion
Warrants issued						288,000
ADDITIONAL PAID-IN CAPITAL | Employee
Stock-based compensation		785,587	1,142,552	1,772,597	2,436,603	1,902,298
ADDITIONAL PAID-IN CAPITAL | Non Employee
Stock-based compensation		20,740	(19,249)	473,584	13,687	(667)
ADDITIONAL PAID-IN CAPITAL | Accrued Liabilities
Warrants issued					334,992
ADDITIONAL PAID-IN CAPITAL | Period Issuance01 | Licensing Agreement
Issuance of common shares						182,172
ADDITIONAL PAID-IN CAPITAL | Period Issuance02 | Licensing Agreement
Issuance of common shares						999,650
DEFICIT ACCUMULATED DURING THE DEVELOPMENT STAGE
Reverse merger transaction
Net loss	(10,043)	(4,884,786)	(6,031,491)	(7,872,297)	(13,131,596)	(10,302,795)	(2,581,972)
Ending Balance	$ (10,043)	$ (44,814,980)	$ (39,930,194)	$ (33,898,703)	$ (26,026,406)	$ (12,894,810)	$ (2,592,015)	$ (44,814,980)

STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007
Units sold in private placement, issuance costs	$ 201,434	$ 715,801	$ 282,773	$ 102,000

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		77 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (4,884,786)	$ (6,031,491)	$ (44,814,980)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	7,507	12,926	320,648
Stock-based compensation	806,327	1,123,303	10,305,460
Write-off of intangible assets		106,830	106,830
Warrants issued in connection with note conversion			288,000
Note discount arising from beneficial conversion feature			483,463
Loss on disposal of assets	1,501		36,724
Noncash interest expense			351,165
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(52,203)	38,637	(271,298)
Other non-current assets			(51,938)
Accounts payable	105,457	181,752	437,837
Accrued expenses and other current liabilities	(587,557)	249,503	64,718
Due to related party	(45,538)	276	38,892
Net cash used in operating activities	(4,649,292)	(4,318,264)	(32,704,479)
Cash flows from investing activities
Purchase of property and equipment	(1,987)	(2,205)	(130,855)
Proceeds from sale of assets			2,500
Cash paid for intangible assets			(345,591)
Net cash used in investing activities	(1,987)	(2,205)	(473,946)
Cash flows from financing activities
Proceeds from issuance of notes payable			5,500,000
Repayment of notes payable			(1,500,000)
Proceeds from exercise of stock options and warrants	13,748	6,207	237,428
Proceeds from sale of common stock to founders			5,000
Proceeds from sale of common stock in private placement	2,298,566	4,516,699	29,975,187
Net cash provided by financing activities	2,312,314	4,522,906	34,217,615
Net (decrease) increase in cash and cash equivalents	(2,338,965)	202,437	1,039,190
Cash and cash equivalents at beginning of period	3,378,155	3,175,718
Cash and cash equivalents at end of period	1,039,190	3,378,155	1,039,190
Supplemental schedule of cash flows information:
Cash paid for interest			150,000
Supplemental schedule of non-cash investing and financing activities:
Warrants issued in satisfaction of accrued liability			334,992
Warrants issued to placement agent and investors, in connection with private placement	1,083,700	1,765,300	5,721,000
Conversion of notes payable and interest to common stock			4,351,165
Common shares of SMI issued in reverse merger transaction			$ 1,250

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
DESCRIPTION OF BUSINESS
1.	DESCRIPTION OF BUSINESS

Nile Therapeutics, Inc. (“Nile” or the “Company”) develops innovative products for the treatment of cardiovascular diseases. Nile’s lead compound is cenderitide (formerly CD-NP), a chimeric natriuretic peptide currently in clinical studies for the treatment of heart failure. The Company is also developing CU-NP, a pre-clinical rationally designed natriuretic peptide that consists of amino acid chains identical to those produced by the human body, specifically the ring structure of C-type Natriuretic Peptide (“CNP”) and the N- and C-termini of Urodilatin (“URO”).

The Company was originally incorporated in the State of Nevada on June 17, 1996, and reincorporated in Delaware on February 9, 2007, at which time its name was SMI Products, Inc. (“SMI”). On September 17, 2007, the Company completed a merger transaction whereby Nile Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of SMI, merged with and into Nile Therapeutics, Inc., a privately held Delaware corporation (“Old Nile”), with Old Nile becoming a wholly-owned subsidiary of SMI. Immediately following the merger described above, Old Nile was merged with and into the Company, with the Company remaining as the surviving corporation to that merger. In connection with that short-form merger, the Company changed its name to “Nile Therapeutics, Inc.” These two merger transactions are hereinafter collectively referred to as the “Merger.” All costs incurred in connection with the Merger have been expensed. Upon completion of the Merger, the Company adopted Old Nile’s business plan.

BASIS OF PRESENTATION, CAPITAL RESOURCES AND MANAGEMENT'S PLANS	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION, CAPITAL RESOURCES AND MANAGEMENT'S PLANS

2. BASIS OF PRESENTATION, CAPITAL RESOURCES AND MANAGEMENT’S PLANS

The Company is a development stage enterprise since it has not yet generated any revenue from the sale of products and, through December 31, 2011, its efforts have been principally devoted to developing its licensed technologies, recruiting personnel, establishing office facilities, and raising capital. Accordingly, the accompanying financial statements have been prepared in accordance with the provisions of Accounting Standards Codification (“ASC”) 915, “Development Stage Entities.” The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company has experienced net losses since its inception and has an accumulated deficit of approximately $44.8 million at December 31, 2011. The Company expects to incur substantial and increasing losses and have negative net cash flows from operating activities as it expands its technology portfolio and engages in further research and development activities, particularly the conducting of pre-clinical and clinical trials.

Cash resources as of December 31, 2011 were approximately $1.0 million, compared to $3.4 million as of December 31, 2010. Based on its resources at December 31, 2011, together with the expected net proceeds of the Company’s March 2012 offering of common stock and warrants (See Note 15), and the current plan of expenditure of $2.0 to $2.5 million on the continuing development of current products which includes activities related to designing and planning the Company’s planned Phase 2 clinical trial of cenderitide, its lead product candidate, the Company believes that it has sufficient capital to fund its operations into the fourth quarter of 2012. However, the Company will need substantial additional capital in order to fund the costs of conducting such Phase 2 study. The Company will need to raise additional capital to fund such study and to otherwise continue operations through the fourth quarter of 2012. Additionally, the Company will need substantial additional financing in the future until it can achieve profitability, if ever. The Company’s continued operations will depend on its ability to raise additional funds through various potential sources, such as equity and debt financing, or to license its compounds to another pharmaceutical company. The Company will continue to fund operations from cash on hand and through sources of capital similar to those previously described. The Company cannot assure that it will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs.

The success of the Company depends on its ability to discover and develop new products to the point of FDA approval and subsequent revenue generation and, accordingly, to raise enough capital to finance these developmental efforts. Management plans to raise additional equity capital or license one or more of its products to finance the continued operating and capital requirements of the Company. Amounts raised will be used to further develop the Company’s products, acquire additional product licenses and for other working capital purposes. While the Company will extend its best efforts to raise additional capital to fund all operations for the next 12 to 24 months, management can provide no assurances that the Company will be able to raise such sufficient funds.

In addition, to the extent that the Company raises additional funds by issuing shares of its common stock or other securities convertible or exchangeable for shares of common stock, stockholders may experience significant additional dilution. In the event the Company raises additional capital through debt financings, the Company may incur significant interest expense and become subject to covenants in the related transaction documentation that may affect the manner in which the Company conducts its business. To the extent that the Company raises additional funds through collaboration and licensing arrangements, it may be necessary to relinquish some rights to its technologies or product candidates, or grant licenses on terms that may not be favorable to the Company.

These factors raise substantial doubt about the Company's ability to continue as a going concern. The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The financial statements do not include any adjustments that might result from the inability of the Company to continue as a going concern.

THE MERGER	12 Months Ended
Dec. 31, 2011
THE MERGER

3. THE MERGER

(a) Description of the Merger and Private Placement Offering

 On September 17, 2007, the Company completed the Merger. In accordance with the terms of the Merger, each share of common stock of Old Nile that was outstanding immediately prior to the Merger was exchanged for 2.758838 shares of the Company’s common stock, and one share of Old Nile common stock was issued to SMI. In addition, all securities convertible into or exercisable for shares of Old Nile common stock outstanding immediately prior to the Merger were cancelled, and the holders thereof received similar securities convertible into or exercisable for the purchase of an aggregate of 3,572,350 shares of the Company’s common stock. In consideration for their shares of the Company’s pre-merger common stock, the Company’s shareholders received an aggregate of 22,849,716 shares of SMI common stock. Immediately prior to the effective time of the Merger, 755,100 shares of SMI’s common stock were issued and outstanding. In addition, prior to the effective time of the Merger, 56,364 shares of SMI’s common stock were issued to Fountainhead Capital Partners Limited and 438,536 shares of SMI’s common stock were issued to Ko Zen Asset Management, Inc. pursuant to the conversion of convertible promissory notes and accrued interest. Upon completion of the Merger, the Old Nile shareholders owned approximately 95% of the Company’s issued and outstanding common stock, assuming the exercise of all of the issued and outstanding common stock options and warrants.

Following the Merger, the business conducted by the Company is the business conducted by Old Nile prior to the Merger. In addition, the director and officer of SMI was replaced by the directors and officers of Old Nile.

As a condition to the closing of the Merger, on September 11, 2007, Old Nile completed a financing whereby it received gross proceeds of $19,974,747 through the sale of 6,957,914 shares of common stock in a private placement to certain qualified investors (the “Financing”). Contemporaneously with the Financing, the Company converted $4,351,165 of convertible debt and interest into 1,684,085 shares of common stock, and issued five-year warrants to purchase an aggregate of 168,337 shares of common stock at an exercise price of $2.71per share.

All references to share and per share amounts in these financial statements have been restated to retroactively reflect the number of common shares of Nile common stock issued pursuant to the Merger.

(b) Accounting Treatment of the Merger; Financial Statement Presentation

The Merger was accounted for as a reverse acquisition, which provides that the “merger of a private operating company into a non-operating public shell corporation with nominal net assets typically results in the owners and management of the private company having actual or effective operating control of the combined company after the transaction, with the shareholders of the former public shell continuing only as passive investors. These transactions are considered by the Securities and Exchange Commission to be capital transactions in substance, rather than business combinations. That is, the transaction is equivalent to the issuance of stock by the private company for the net monetary assets of the shell corporation, accompanied by a recapitalization.” Accordingly, the Merger has been accounted for as a recapitalization, and, for accounting purposes, Old Nile is considered the acquirer in a reverse acquisition.

SMI’s historical accumulated deficit for periods prior to September 17, 2007, in the amount of $234,218, was eliminated against additional-paid-in-capital, and the accompanying financial statements present the previously issued shares of SMI common stock as having been issued pursuant to the Merger on September 17, 2007. The shares of common stock of the Company issued to the Old Nile stockholders in the Merger are presented as having been outstanding since August 2005 (the month when Old Nile first sold its equity securities).

Because the Merger was accounted for as a reverse acquisition under U.S. generally accepted accounting principles (“GAAP”), the financial statements for periods prior to September 17, 2007 reflect only the operations of Old Nile.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

4. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Use of Estimates

The preparation of financial statements in conformity with GAAP requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates and assumptions principally relate to services performed by third parties but not yet invoiced, estimates of the fair value of stock options issued to employees, directors and consultants, and estimates of the probability and potential magnitude of contingent liabilities. Actual results could differ from those estimates.

(b) Cash and Cash Equivalents

The Company considers all highly liquid investments with a remaining maturity of three months or less at the time of acquisition to be cash equivalents.

(c) Property and Equipment

Property and equipment are stated at cost. Repairs and maintenance costs are expensed in the period incurred. Depreciation is computed using the straight-line method over the related estimated useful lives, except for leasehold improvements, which are depreciated over the shorter of the useful life of the asset or the lease term.

Description	Estimated Useful Life

Office equipment & furniture	5 – 7 years

Leasehold improvements	3 years

Computer equipment	3 years

(d) Intangible Assets and Intellectual Property

Intangible assets consist of costs related to acquiring patents and to prosecuting and maintaining intellectual property rights, and are amortized using the straight-line method over the estimated useful lives. Beginning in 2008, the Company changed its estimate of the expected useful life of its recorded intangibles from twenty years to three years. The Company believes that a three year useful life better reflects the uncertainty of the future benefit of the patent assets. The change in the useful life of the Company’s patent assets did not have a material effect on the Company’s financial position or results of operations. Certain costs of acquiring intellectual property rights to be used in the research and development process, including licensing fees and milestone payments, are charged to research and development expense as incurred.

During the first quarter of 2010, the Company revised its estimate for the useful lives of its patent and patent applications to zero. As a result of this change in estimates, the Company recorded an impairment of $106,830 to research and development expense, which was the net book value of its intangible assets as of December 31, 2009. Management believes this revised estimate better reflects the uncertainty surrounding drug product development. Management does not believe that the change in this estimate will have a material impact on its financial statements.

(e) Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company deposits cash and cash equivalents with high credit quality financial institutions and is insured to the maximum limitations. Balances in these accounts may exceed federally insured limits at times, which expose the Company to institutional risk.

(f) Research and Development

Research and development costs are charged to expense as incurred. Research and development includes employee costs, fees associated with operational consultants, contract clinical research organizations, contract manufacturing organizations, clinical site fees, contract laboratory research organizations, contract central testing laboratories, licensing activities, and allocated office, insurance, depreciation,  and facilities expenses. The Company accrues for costs incurred as the services are being provided by monitoring the status of the trial and the invoices received from its external service providers. As actual costs become known, the Company adjusts its accruals in the period when actual costs become known. Costs related to the acquisition of technology rights for which development work is still in process are charged to operations as incurred and considered a component of research and development costs.

(g) Grant and Collaboration Income

The Company has entered into a collaboration agreement under which the Company is reimbursed for development work performed on behalf of the collaborator and upon the achievement of certain milestones. The Company records all of these expenses as research and development expenses and the reimbursements upon the achievement of the milestones as income.

The Company recognizes milestone payments as income upon achievement of the milestone only if (1) the milestone payment is non-refundable, (2) substantive effort is involved in achieving the milestone, (3) the amount of the milestone is reasonable in relation to the effort expended or the risk associated with achievement of the milestone, and (4) the milestone is at risk for both parties. If any of these conditions are not met, the Company defers the milestone payment and recognizes it as income over the remaining estimated period of performance under the contract as the Company completes its performance obligations.

(h) Stock-Based Compensation

Stock-based compensation cost is measured at the grant date based on the value of the award and is recognized as expense over the required service period, which is generally equal to the vesting period. Share-based compensation is recognized only for those awards that are ultimately expected to vest; therefore, the Company has applied an estimated forfeiture rate to unvested awards for the purpose of calculating compensation cost. These estimates will be revised, if necessary, in future periods if actual forfeitures differ from estimates. Changes in forfeiture estimates impact compensation cost in the period in which the change in estimate occurs.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model. The fair value of any options issued to non-employees is recorded as expense over the applicable service periods.

(i) Loss per Common Share

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

For all periods presented, potentially dilutive securities are excluded from the computation of fully diluted loss per share as their effect is anti-dilutive.

Potentially dilutive securities include:

	December 31, 2011	December 31, 2010
Warrants to purchase common stock	-	-
Options to purchase common stock	2,750,000	2,818,970
Total potentially dilutive securities	2,750,000	2,818,970

For the years ending December 31, 2011 and 2010, 14,396,818 and 10,610,418 warrants and options have been excluded from the computation of the dilutive earnings per share, respectively, as their exercise prices are greater than the 100 day moving average market price per common share as of March 1, 2011, and February 1, 2010, respectively.

(j) Comprehensive Loss

The Company has no components of other comprehensive loss other than its net loss, and accordingly, comprehensive loss is equal to net loss for all periods presented.

(k) Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the period in which the differences are expected to affect taxable income. The Company provides a valuation allowance when it appears more likely than not that some or all of the net deferred tax assets will not be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the Company’s provision for (benefit from) income taxes. The Company recognized no amounts for interest and penalties related to unrecognized tax benefits in 2011 and 2010 respectively. In addition, the Company had no amounts accrued for interest and penalties as of December 31, 2011 and 2010, respectively.

(m) Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued additional guidance relating to fair value measurement and disclosure requirements. For fair value measurements categorized in Level 3 of the fair value hierarchy, the new guidance requires (1) disclosure of quantitative information about unobservable inputs; (2) a description of the valuation processes used by the entity; and (3) a qualitative discussion about the sensitivity of the fair value measurements to changes in unobservable inputs and interrelationships between those unobservable inputs, if any. Entities must report the level in the fair value hierarchy of assets and liabilities that are not recorded at fair value in the statement of financial position but for which fair value is disclosed. The new requirements clarify that the concepts of highest and best use and valuation premise only apply to measuring fair value of nonfinancial assets. The new requirements also specify that in the absence of a Level 1 input, a reporting entity should incorporate a premium or discount in a fair value measurement if a market participant would take into account such an input in pricing an asset or liability. Additionally, the new guidance introduces an option to measure certain financial assets and financial liabilities with offsetting positions on a net basis if certain criteria are met. For public entities, these new requirements become effective for interim and annual periods beginning on or after December 15, 2011. These requirements are applicable to our fiscal year end beginning January 1, 2012. Management does not expect this new guidance to have a material effect on the Company’s financial statements.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Computer equipment	$11,834	$30,340
Office furniture and equipment	38,521	38,521
Total property and equipment	50,355	68,861
Accumulated depreciation	(40,611)	(52,096)
Total property and equipment, net	$9,744	$16,765

Depreciation expense related to property and equipment for the years ended December 31, 2011 and 2010 totaled $7,507 and $12,926, respectively, and $68,961 for the period from August 1, 2005 (inception) to December 31, 2011.

INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY

6. INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY

Patents

During the first quarter of 2010, the Company revised its estimate for the useful lives of its patent and patent applications to zero. As a result of this change in estimates, the Company recorded an impairment of $106,830 to research and development expense, which was the net book value of its intangible assets as of December 31, 2009. Management believes this revised estimate better reflects the uncertainty surrounding drug product development. Management does not believe that the change in this estimate will have a material impact on its financial statements.

License Agreements

Cenderitide (formerly CD-NP)

On January 20, 2006, the Company entered into an exclusive, worldwide, royalty-bearing license agreement, or the Cenderitide License Agreement, with Mayo Foundation for Medical Education and Research (“Mayo”) for the rights to issued patents, patent applications and know-how relating to the use of cenderitide in all therapeutic indications.  The Company was also entitled to rights to improvements to cenderitide that arose out of the laboratory of Dr. John Burnett, the co-inventor of cenderitide, until January 19, 2009.

Under the terms of the Cenderitide License Agreement, the Company paid Mayo an up-front cash payment, reimbursed it for past patent expenses and issued to Mayo 1,379,419 shares of common stock. Additionally, the Company agreed to make contingent cash payments up to an aggregate of $31.9 million upon successful completion of specified clinical and regulatory milestones relating to cenderitide. This aggregate amount is subject to increase upon the receipt of regulatory approval for each additional indication of cenderitide as well as for additional compounds or analogues contained in the intellectual property. In July 2008, the Company made a milestone payment of $400,000 to Mayo upon the dosing of the first patient in a Phase II trial.  Based on the current stage of research the Company does not expect to make any milestone payments for the year ending December 31, 2012. Pursuant to the Cenderitide License Agreement, the Company will pay Mayo an annual maintenance fee and a percentage of net sales of licensed products, as well as $50,000 per year for the consulting services of Dr. Burnett while serving as chairman of the Company’s Scientific Advisory Board.

In addition to the potential milestone payments discussed above, the Cenderitide License Agreement requires the Company to issue shares of common stock to Mayo for an equivalent dollar amount of grants received in excess of $300,000, but not to exceed $575,000. For the period from August 1, 2005 (inception) through December 31, 2011, the Company received $482,235 in grant income for which it has issued to Mayo 63,478 shares (representing $182,235) of common stock. No such shares have been issued since the year ended December 31, 2008.

The Cenderitide License Agreement, unless earlier terminated, will continue in full force and effect until January 20, 2026. However, to the extent any patent covered by the license is issued with an expiration date beyond January 20, 2026, the term of the agreement will continue until such expiration date. Mayo may terminate the agreement earlier (i) for the Company’s material breach of the agreement that remains uncured after 90 days’ written notice, (ii) the Company’s insolvency or bankruptcy, or (iii) if the Company challenges the validity or enforceability of any of the patents in any manner. The Company may terminate the agreement without cause upon 90 days’ written notice.

CU-NP

On June 13, 2008, the Company entered into an exclusive, worldwide, royalty-bearing license agreement, or the CU-NP License Agreement, with Mayo for the rights to intellectual property and to develop commercially CU-NP for all therapeutic indications. The Company was also entitled to rights to improvements to CU-NP that arise out of the laboratory of Dr. John Burnett and Dr. Candace Lee, the inventors of CU-NP, until June 12, 2011.

Under the terms of the CU-NP License Agreement, the Company made an up-front cash payment to Mayo and agreed to make future contingent cash payments up to an aggregate of $24.3 million upon achievement of specific clinical and regulatory milestones relating to CU-NP, including a milestone payment due in connection with the initiation of the first Phase II clinical trial of the licensed product. This aggregate amount of $24.3 million is subject to increase upon the receipt of regulatory approval for each additional indication of CU-NP, as well as for additional compounds or analogues contained in the intellectual property. Based on the current stage of research the Company does not expect to make any milestone payments for the year ending December 31, 2012. Pursuant to the agreement, the Company must also pay Mayo an annual maintenance fee and a percentage of net sales of licensed products.

In addition to these cash payments payable with respect to the CU-NP License Agreement, the Company also agreed to issue shares of its common stock and warrants to Mayo. In June 2008, the Company issued 49,689 shares of common stock to Mayo having a fair market value as of June 13, 2008 equal to $250,000. This amount has been recorded in research and development expenses in the accompanying Statements of Operations. Additionally, Dr. Burnett has applied for funding through Mayo’s Discovery-Translation Program. In the event Dr. Burnett is awarded funding through this program, and the funding is used for the development of the licensed product based on the patent applications, the Company agreed to grant to Mayo an equivalent dollar value in warrants to purchase shares of the Company’s common stock. The number of shares purchasable under these warrants will be calculated using the Black-Scholes option-pricing model and the warrants will include a cashless exercise provision with language to be negotiated in good faith between the parties.

The CU-NP License Agreement, unless earlier terminated, will continue in full force and effect until June 13, 2028. However, to the extent any patent covered by the license is issued with an expiration date beyond June 13, 2028, the term of the agreement will continue until such expiration date. Mayo may terminate the agreement earlier (i) for the Company’s material breach of the agreement that remains uncured after 90 days written notice, (ii) the Company’s insolvency or bankruptcy, (iii) if the Company challenges the validity or enforceability of any of the patents in any manner, or (iv) or upon receipt of notice from the Company that it has terminated all development efforts under the agreement. The Company may terminate the agreement without cause upon 90 days’ written notice.

ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES

7. ACCRUED LIABILITIES

Accrued liabilities as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Accrued compensation and related benefits	$39,718	$23,775
Accrued research and development expense	25,000	623,500
Accrued other expense	-	5,000

Total accrued liabilities	$64,718	$652,275

CONVERTIBLE AND OTHER NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
CONVERTIBLE AND OTHER NOTES PAYABLE

8. CONVERTIBLE AND OTHER NOTES PAYABLE

During March 2006, the Company completed a private placement offering for an aggregate $4,000,000 principal amount of 6% convertible promissory notes, or the Notes, due on March 28, 2008. The aggregate principal amount and accrued but unpaid interest on the Notes, which totaled $4,351,165, automatically converted upon the closing of the September 2007 equity financing into 1,684,085 shares of common stock at a conversion price of $2.58, which was equal to 90% of the per share price of the shares sold in the Financing. Due to the beneficial conversion feature resulting from the discounted conversion price, a discount of $483,463 was recorded as interest expense with a corresponding credit to additional paid-in capital. In addition, in conjunction with the conversion of the convertible debt, the Company issued fully vested warrants to the note holders to purchase 168,337 shares of common stock to the holders of the Notes. The warrants were valued at $288,000 using the Black-Scholes option-pricing model and the following assumptions: exercise price $2.71, a 3.98% risk-free interest rate, a 5 year contractual term, a dividend rate of 0%, and 68% expected volatility. The cost of the warrants was included in interest expense in the accompanying Statements of Operations, and as an increase in additional paid-in capital.

On July 24, 2007, the Company issued an 8% promissory note to an existing stockholder in the amount of $1,500,000. The note was due and payable on November 24, 2007. An upfront fee of $30,000 was netted against the gross proceeds. The note was paid in full on September 11, 2007, along with an additional fee of $120,000. The upfront and additional fees were charged to interest expense in the period ended September 30, 2007.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' EQUITY

9. STOCKHOLDERS’ EQUITY

(a) Common Stock

In August 2005, the Company issued an aggregate of 13,794,132 shares of common stock to its founders for $5,000. The founders subsequently returned 1,379,419 of these shares to the Company for issuance to Mayo in connection with the Cenderitide License Agreement in January 2006. The fair value of these shares of $500 was recorded as stock-based compensation and is included in research and development expense in the accompanying Statements of Operations.

In August 2007, pursuant to the terms of the 2NTX-99 License Agreement, the Company issued 350,107 shares of common stock to Dr. Casagrande. The fair value of the shares was $1,000,000 and was recorded as research and development expense in the accompanying Statements of Operations.

In September 2007, also pursuant to the terms of the CD-NP License Agreement, the Company issued 63,478 shares of common stock to Mayo. The fair value of the shares, $182,236, was recorded as research and development expense in the accompanying Statements of Operations.

As a condition to the closing of the Merger, on September 11, 2007, Old Nile completed a financing whereby it received gross proceeds of $19,974,747 through the sale of 6,957,914 shares of common stock in a private placement to certain qualified investors. Issuance costs related to the financing were $102,000. Contemporaneously with the financing, the Company converted $4,351,165 of convertible debt and interest into 1,684,085 shares of common stock.

In June 2008, pursuant to the CU-NP License Agreement, the Company issued 49,689 shares of common stock to Mayo. The fair value of the shares on June 13, 2008 was $250,000 and was recorded as research and development expense in the accompanying Statements of Operations.

A total of 1,250,000 shares of common stock that were held by the original stockholders of SMI prior to the Merger are reflected in the Company’s common stock outstanding in the accompanying Balance Sheets.

Pursuant to the terms of a Securities Purchase Agreement dated July 7, 2009, among the Company and certain investors, on July 15, 2009, the Company issued and sold to such investors 2,691,394 units of its securities in a private placement in exchange for an aggregate gross purchase price of $3,368,748. Each unit included one share of common stock and one warrant to purchase a share of common stock. See Note 9(b). Issuance costs related to the financing were $282,773, including the issuance of warrants to purchase 218,300 shares of common stock to designees of Riverbank Capital Securities, Inc. (“Riverbank”), a FINRA member broker dealer that acted as placement agent for the Company in connection with the private placement. See Note 13.

On April 21, 2010, the Company entered into an underwriting agreement (the “Underwriting Agreement”), providing for the offer and sale in a firm commitment underwritten public offering of 6,500,000 units of its securities at a public offering price of $0.70 per unit (less an underwriting discount of $0.063 per unit). The offering closed on April 27, 2010. Pursuant to the Underwriting Agreement, the Company granted the underwriters an option for a period of 45 days to purchase up to an additional 975,000 units to cover over-allotments. On May 6, 2010, the underwriters exercised their option to purchase the maximum amount of 975,000 over-allotment units. The sale of the over-allotment units closed on May 10, 2010. Each unit sold in the Offering consisted of one share of the Company’s common stock and 0.30 warrants to purchase common stock (the “Unit Warrants”). Each whole Unit Warrant has a term of five years and represents the right to purchase one share of the Company’s common stock at an exercise price of $0.94 per share. The units separated immediately and the common stock and Unit Warrants were issued separately. Among other terms and conditions of the Unit Warrants, the agreement provides that, in the event the closing sale price of the Company’s common stock is at least $3.00 per share for any 20 trading days within a period of 30 consecutive trading days, the Company may call the Unit Warrants for redemption, at a redemption price of $0.01 per Unit Warrant, by providing at least 30 days’ notice to each Unit Warrant holder. In total, the Company sold 7,475,000 units under the terms of the Underwriting Agreement, consisting of an aggregate of 7,475,000 shares of common stock and 2,242,500 Unit Warrants. In addition, the Company issued the underwriters a five-year warrant to purchase 390,000 shares of the Company’s common stock at an exercise price of $0.94 per share, which had a fair value of $271,900 and was accounted for as a cost of the offering and charged to stock holder’s equity. The net proceeds to the Company from the sale of all units, after deducting underwriting discounts, commissions and professional fees of $715,801, was $4,516,699.

On June 20, 2011, the Company entered into a securities purchase agreement (the “2011 Purchase Agreement”) with certain investors pursuant to which it sold 5,000,000 units of its securities, each unit consisting of (i) one share of common stock and (ii) a five-year warrant to purchase one-half share of common stock at an exercise price of $0.60 per share, for a purchase price of $0.50 per Unit (the “2011 Offering”). The warrants issued to investors may be exercised immediately and are redeemable by the Company, at a redemption price of $0.001 per warrant share, upon 30 days’ notice, if at any time, the volume weighted average price of the common stock for any 20 consecutive business days is equal to or greater than 250% of the then applicable exercise price of the warrants. The gross proceeds from the 2011 Offering, which closed on June 23, 2011, were $2.5 million, before deducting selling commissions and expenses, which were approximately $0.2 million.

In connection with the 2011 Offering, the Company engaged Riverbank to serve as placement agent, and Ladenburg Thalmann & Co. Inc. served as a sub-placement agent (together with Riverbank, the “Placement Agents”). The Company agreed to pay the Placement Agents a cash fee equal to 7% of the gross proceeds resulting from the private placement, plus issue a five-year warrant to purchase a number of shares equal to 5% of the shares sold to investors in the private placement. Pursuant to such terms, the Company paid the Placement Agents a cash fee of $175,000 and issued to the Placement Agents warrants to purchase 250,000 shares of common stock valued at $99,100. The warrants issued to the Placement Agents are in substantially the same form as the warrants issued to the investors in the 2011 Offering, except that the Placement Agents’ warrants include provisions allowing for cashless (net) exercise.

Peter M. Kash, Ed.D., a director of the Company, and Joshua A. Kazam, the Company’s President and Chief Executive Officer and a director of the Company, are each officers of Riverbank. Dr. Kash was allocated a portion of the Agent Warrants. In light of the relationship between Dr. Kash, Mr. Kazam and Riverbank, the selection of Riverbank as a placement agent and the terms of the engagement were reviewed and approved by a special committee of the Company’s Board consisting of disinterested directors with no affiliation to Riverbank or its affiliates.

(b) Warrants

In conjunction with the conversion of $4,351,165 of convertible debt prior to the Merger, the Company issued fully vested warrants to purchase 168,337 shares of common stock to the holders of such debt. The warrants were issued with an exercise price of $2.71 and expire in September 2012. The fair value of the warrants was determined to be $288,000. None of these warrants have been exercised to date.

In 2007, as consideration for the performance of consulting and due diligence efforts related to the licensing of 2NTX-99, the Company granted and accrued for fully vested warrants to purchase 206,912 shares of its common stock. The warrants were valued at $334,992 using the Black-Scholes option-pricing model and the following assumptions: an exercise price of $2.71, a 4.02% risk-free interest rate, a 5 year contractual term, a dividend rate of 0%, and 68% expected volatility. Of the total warrants granted, 137,567 warrants with an aggregate value of $222,770 were granted to employees of Two River Group Holdings, LLC (“Two River”), a related party, and its affiliates. See Note 13. The remaining warrants were granted to outside consultants. The warrants were recorded as an expense and a liability during the year ended December 31, 2007. In March 2008, these warrants were issued in satisfaction of the accrued liability.

In connection with its July 2009 private placement, as discussed above, the Company issued 2,691,394 shares of common stock and five-year warrants to purchase an additional 2,691,394 shares of common stock. The warrants were issued in three separate tranches, as follows:

·	Warrants to purchase 672,849 shares, representing 25% of the total warrant shares issued to investors, have an exercise price equal to $1.25, which represents 110% of the $1.14 consolidated closing bid price of the Company’s common stock on July 7, 2009 (the “Closing Bid Price”);
·	Warrants to purchase 672,848 shares, representing 25% of the total warrant shares issued to investors, have an exercise price equal to $1.71, which represents 150% of the Closing Bid Price; and
·	Warrants to purchase 1,345,697 shares, representing 50% of the total warrant shares issued to investors, have an exercise price equal to $2.28, which represents 200% of the Closing Bid Price.

The warrants issued to investors in the July 2009 private placement are redeemable by the Company upon 30 days’ notice, if at any time, the volume weighted average price of the common shares for any 20 consecutive business days is equal to or greater than 200% of the applicable exercise price of each warrant.

As consideration for its services as placement agent in connection with the July 2009 private placement, the Company also issued to designees of Riverbank five-year warrants to purchase 218,300 shares of common stock at a price of $1.375 per share. These warrants have an aggregate fair-value of $201,200.

In connection with the April 2010 Offering discussed above, the Company issued a total of 2,242,500 Unit Warrants, each of which has a term of five years and represents the right to purchase one share of the Company’s common stock at an exercise price of $0.94 per share. In addition, the Company issued the underwriters a five-year warrant to purchase 390,000 shares of the Company’s common stock at an exercise price of $0.94 per share.

In connection with the 2011 Offering discussed above, the Company issued a total of 2,500,000 warrants, each of which has a term of five years and represents the right to purchase one share of the Company’s common stock at an exercise price of $0.60 per share. In addition, the Company issued to the Placement Agents a five-year warrant to purchase 250,000 shares of the Company’s common stock at an exercise price of $0.60 per share.

The table below summarizes all outstanding warrants to purchase shares of the Company’s common stock as of December 31, 2011.

			Weighted
		Exercise	Average
Grant	Warrants	Price	Exercise	Expiration		Warrants
Date	Issued	Range	Price	Date	Exercised	Outstanding
9/11/2007	168,377	$2.71	$2.71	9/11/2012	-	168,377
3/26/2008	206,912	$2.71	$2.71	9/11/2012	-	206,912
7/15/2009	2,909,695	$1.25-2.28	$1.84	7/14/2014	5,000	2,904,695
4/21/2010	2,632,500	$0.94	$0.94	4/20/2015	-	2,632,500
6/20/2011	2,750,000	$0.60	$0.60	6/19/2016	-	2,750,000
	8,667,484		$1.21		5,000	8,662,484

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION

10. STOCK-BASED COMPENSATION

The Company’s Amended and Restated 2005 Stock Option Plan (the “Plan”) was initially adopted by the Board of Directors on August 10, 2005. The Plan authorized a total of 2,000,000 shares of common stock for issuance. On September 17, 2007, pursuant to the Merger, the Plan was amended and each share of common stock then subject to the Plan was substituted with 2.758838 shares of common stock, resulting in an aggregate of 5,517,676 shares available under the Plan. On July 26, 2010, the Company’s stockholders approved an amendment to the Plan increasing the total number of shares authorized for issuance thereunder to 9,500,000, which was an increase of 3,982,324 shares to the Plan. Under the Plan, incentives may be granted to officers, employees, directors, consultants, and advisors. Incentives under the Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options, (b) stock appreciation rights, (c) stock awards, (d) restricted stock and (e) performance shares.

The Plan is administered by the Board of Directors, or a committee appointed by the Board, which determines the recipients and types of awards to be granted, as well as the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the Plan cannot exceed ten years. Currently, stock options are granted with an exercise price equal to closing price of the Company’s common stock on the date of grant, and generally vest over a period of one to four years.

A summary of the status of the options issued under the Plan at December 31, 2011, and information with respect to the changes in options outstanding is as follows:

		Options Outstanding
	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2010	836,249	4,441,402	$2.22
Shares authorized for issuance	3,982,324
Options granted under the Plan	(2,800,000)	2,800,000	$0.35
Options exercised	-	(68,970)	$0.09
Options forfeited	249,278	(249,278)	$1.62
Balance at December 31, 2010	2,267,851	6,923,154	$1.52
Options granted under the Plan	(1,110,000)	1,110,000	$0.68
Options exercised	-	(82,437)	$0.17
Options forfeited	60,133	(60,133)	$0.93
Balance at December 31, 2011	1,217,984	7,890,584	$1.42	$398,200

Exercisable at December 31, 2011		6,226,690	$1.64	$274,300

The Company estimated the fair value of each option award granted to employees using the Black-Scholes option-pricing model and the following assumptions for the year ended December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Stock price	$0.56 to $0.78	$0.301 to $0.37
Expected volatility	97%	90% to 98%
Expected term	3-5 years	3 years
Dividend yield	0%	0%
Risk-free interest rates	1-2%	1%

The valuation assumptions were determined as follows:

·	Expected volatility – Management calculated the 200 day volatility from historical NLTX.QB stock prices.

·	Expected term – The expected term of the awards represents the period of time that the awards are expected to be outstanding. Management considered historical data and expectations for the future to estimate employee exercise and post-vest termination behavior.

·	Dividend yield – The estimate for annual dividends is zero, because the Company has not historically paid dividends and does not intend to in the foreseeable future.

·	Risk-free interest rates - The yield on zero-coupon U.S. Treasury securities for a period that is commensurate with the expected term of the awards.

Share-based compensation is recognized only for those awards that are ultimately expected to vest. Only 4,276 performance options are scheduled to vest in 2012. The Company has applied an estimated forfeiture rate of 0% for those remaining performance options. These estimates will be revised, if necessary, in future periods if actual forfeitures differ from estimates. Changes in forfeiture estimates impact compensation cost in the period in which the change in estimate occurs.

Employee stock-based compensation costs for the year ended December 31, 2011 and 2010 and for the cumulative period from August 1, 2005 (inception) through December 31, 2011, are as follows:

			Period from
	Year ended December 31,		August 1, 2005 (inception)
	2011	2010	through December 31, 2011

General and administrative	$375,518	$826,040	$6,562,546
Research and development	410,070	316,512	1,483,917

Total	$785,588	$1,142,552	$8,046,463

The following table summarizes information about stock options outstanding at December 31, 2011:

	Outstanding			Exercisable
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life	Weighted-Average Exercise Price	Total Shares	Weighted- Average Exercise Price
$0.09 to $0.93	4,777,456	7.26	$0.53	3,217,456	$0.54
$1.14 to $2.71	2,476,779	4.59	$2.33	2,390,111	$2.36
$4.45 to $5.75	636,349	5.61	$4.54	619,123	$4.54
Total	7,890,584	6.29	$1.42	6,226,690	$1.64

The fair value of shares vested under the Plan for the year ended December 31, 2011 and 2010 and for the period from August 1, 2005 (inception) through December 31, 2011 were $864,844, $1,546,869, and $6,031,026 respectively.

Certain employees have been granted performance-based stock options that are subject to forfeiture based on the failure to achieve specified goals. The Company analyzed two years of annual performance measurements, and, based on that analysis, estimated forfeiture rates on performance-based stock options for future periods. For the cumulative period from August 1, 2005 (inception) through December 31, 2011, employees forfeited 396,797 shares related to performance-based options, which had a fair value of $655,532.

At December 31, 2011, total unrecognized estimated employee (including directors) compensation cost related to stock options granted prior to that date was $330,965, which is expected to be recognized over a weighted-average vesting period of 1 year.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model and is periodically re-measured as the underlying options vest. The fair value of any options issued to non-employees is recorded as expense over the applicable vesting periods.

On June 24, 2009, in conjunction with a services agreement, the Company issued to named employees of Two River Consulting, LLC (“TRC”) stock options to purchase 187,500 shares of common stock that vested on issuance and have a fair-value of $116,309; and stock options to purchase 562,500 shares that vest based on the achievement of certain milestones and have an estimated fair-value of $363,028. TRC is an entity controlled by two of the Company’s officers and directors. For the year ended December 31, 2009, the Company recorded an expense of $326,563 related to these options. For the year ended December 31, 2010, the Company recorded an expense of ($9,792) related to these options. In total, options to purchase 535,172 shares vest in conjunction with the services agreement. No options to purchase shares of common stock were issued to TRC in 2010 or 2011.

On August 12, 2010, in conjunction with an amended services agreement, the Company issued to named employees of TRC stock options to purchase 250,000 shares of the Company’s common stock that were fully vested on issuance and had an estimated fair value of $82,200 that was expensed on the date of grant.

Stock-based compensation costs incurred for services by non-employees for the year ended December 31, 2011 and 2010, and for the cumulative period from August 1, 2005 (inception) through December 31, 2011 totaled $20,740, ($19,249), and $ 498,095, respectively. These amounts were included in research and development expense in the accompanying Statements of Operations.

401(k) SAVINGS PLAN	12 Months Ended
Dec. 31, 2011
401(k) SAVINGS PLAN

11. 401(k) SAVINGS PLAN

On April 1, 2007, the Company adopted a 401(k) savings plan (the “401(k) Plan”) for the benefit of its employees. Under the 401(k) Plan the Company is required to make contributions equal to 3% of eligible compensation for each eligible employee whether or not the employee contributes to the 401(k) Plan. The Company recorded compensation expenses of $0, $0 and $21,947 for the years ended December 31, 2011 and 2010 and for the cumulative period from August 1, 2005 (inception) through December 31, 2011, respectively. As of December 31, 2011, the Company has fully funded the 401(k) Plan.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

12. INCOME TAXES

The Company accounts for income taxes using the liability method, which requires the determination of deferred tax assets and liabilities, based on the differences between the financial statement and tax bases of assets and liabilities, using enacted tax rates in effect for the year in which differences are expected to reverse. The net deferred tax asset is adjusted by a valuation allowance, if, based on the weight of available evidence, it is more likely than not that some portion or all of the net deferred tax asset will not be realized. The income tax returns of the Company are subject to examination by federal and state taxing authorities. Such examination could result in adjustments to net income or loss, which changes could affect the income tax liabilities of the Company. The Company’s tax returns are open for inspection for the five years ended December 31, 2011.

The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the Company’s provision for (benefit from) income taxes. The Company recognized no amounts for interest and penalties related to unrecognized tax benefits in 2011, 2010 and the period from August 1, 2005 (inception) through December 31, 2011 and as of December 31, 2011 and 2010, had no amounts accrued for interest and penalties.

At December 31, 2011, the Company had no federal income tax expense or benefit but did have federal tax net operating loss carry-forwards of approximately $31,915,348, and an R&D credit carry-forward of $1,388,835. The federal net operating loss carry-forwards will begin to expire in 2026, unless previously utilized.

Deferred income taxes reflect the net effect of temporary difference between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net deferred tax assets at December 31, 2011 and 2010 are shown below. A valuation allowance of $17,344,561 has been established to offset the net deferred tax assets at December 31, 2011, as realization of such assets is uncertain.

	For Years Ended December 31,
	2011	2010

Deferred tax assets
Research tax credit	$1,388,835	$1,120,864
Net operating loss carry forwards	12,766,139	11,237,988
Others	3,189,587	2,913,311

Total deferred tax asset	17,344,561	15,272,163

Deferred tax liability	-	-

Total net deferred tax asset	17,344,561	15,272,163
Valuation allowance	(17,344,561)	(15,272,163)

Net deferred tax asset	$-	$-

The Company files income tax returns in the U.S. federal and California state jurisdictions, which returns are generally subject to examination by federal authorities for all tax years from 2008 to present and by California authorities from 2007 to present.

A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 31, 2011 and 2010.

	Year ended December 31, 2011		Year ended December 31, 2010
	Amount	Rate	Amount	Rate

Federal Tax	$(1,660,827)	34.0%	$(2,050,707)	34.0%
State Tax	(284,998)	5.8%	(351,901)	5.8%
R&D Credit	(14,700)	5.5%	(308,000)	3.1%
Incentive Stock Options	(20,360)	6.5%	-	0.0%
Valuation Allowance	1,980,886	-51.8%	2,710,608	-42.9%
Net	$-	$-	$-	$-

RELATED PARTIES	12 Months Ended
Dec. 31, 2011
RELATED PARTIES

13. RELATED PARTIES

On June 24, 2009, the Company entered into a services agreement with TRC to provide various clinical development, operational and administrative services to the Company for a period of one year.  Joshua A. Kazam, the Company’s President and Chief Executive Officer and director, and Arie S. Belldegrun, who was appointed to serve as a member of the Company’s Board of Directors on September 24, 2009, are each partners of TRC.  David M. Tanen, who served as the Company’s Secretary and director until his resignation from both positions on September 24, 2009, is also a partner of TRC. The terms of the services agreement were reviewed and approved by a special committee of the Company’s Board of Directors consisting of independent directors.  None of the members of the special committee has any interest in TRC or the services agreement.  As compensation for the services contemplated by the services agreement, the Company paid TRC a monthly cash fee of $65,000 and issued stock options to purchase up to an aggregate of 750,000 shares of the Company’s common stock at a price per share equal to $0.89, the closing sale price of the Company’s common stock on June 24, 2009.Twenty-five percent of the stock options vested immediately and the remaining 75% were scheduled to vest pursuant to the achievement of certain milestones relating to the clinical development of cenderitide. On January 3, 2011, the final block of stock options vested. Of the 750,000 original stock options issued, 535,172 stock options vested with a total fair value of $353,976. On August 12, 2010, the special committee of the Company’s Board of Directors consisting of independent directors approved an extension of the services agreement with TRC and the issuance of fully-vested and immediately-exercisable stock options to purchase 250,000 shares of the Company’s common stock at an exercise price of $0.38 per share, which had an estimated fair value of $82,200 that was expensed on the date of grant.  On March 17, 2011, the Special Committee approved an amendment of the services agreement, pursuant to which the level of services to be provided by TRC was reduced and the monthly cash fee payable to TRC was reduced to $31,702 and then to $30,082 starting in July 2011 when certain services were eliminated. Additional operational and clinical development services may be provided by TRC, and billed to the Company, on an hourly basis.

On occasion, some of the Company’s expenses are paid by TRC. No interest is charged by TRC on any outstanding balance owed by the Company. For the years ended December 31, 2011 and 2010 and for the period from August 1, 2005 (inception) through December 31, 2011, total cash services and reimbursed expenses totaled $529,218, $834,032 and $1,846,090, respectively. As of December 31, 2011 the Company has a payable to TRC of $38,892, all of which was paid during January 2012.

As discussed in Notes 9(a) and 9(b), pursuant to a Securities Purchase Agreement dated July 7, 2009 between the Company and certain qualified investors identified therein, the Company sold 2,691,394 units of its securities resulting in gross proceeds of $3,368,748.  The sale of the units was completed on July 15, 2009. The Company engaged Riverbank to serve as its placement agent. Riverbank was not paid a cash commission for its services, however, the Company issued Riverbank (or its designees) five-year warrants to purchase 218,300 shares of the Company’s common stock. The warrants are exercisable at a price of $1.375 per share, which is equal to 110% of the per unit purchase price paid by investors, and have a cashless (net) exercise provision.  The Company also paid Riverbank an expense allowance of $50,000 to cover expenses incurred during the financing. These costs were incurred in connection with the private placement of units and therefore, have been deducted from the capital raised on the statement of changes in stockholders’ equity.

Joshua A. Kazam, the Company’s President and Chief Executive Officer and director, Peter M. Kash, a director of the Company, and David M. Tanen, a director of the Company until September 24, 2009, are each officers of and collectively control Riverbank. In light of the relationship between Dr. Kash, Messrs. Kazam and Tanen and Riverbank, the selection and terms of the engagement were reviewed and approved by a special committee of the Company’s Board consisting of independent directors, none of whom had any interest or other relationship in Riverbank or its affiliates.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

On August 15, 2009, the Company relocated its primary office space to San Mateo, California. Under the terms of an open-ended lease, cancellable upon 60 days’ notice, the base rent is $2,000 per month. The office space is approximately 1,200 square feet. In connection with this lease, the Company made a $2,000 cash security deposit.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

On March 30, 2012, the Company entered into subscription agreements with certain purchasers pursuant to which it agreed to sell an aggregate of 3,350,000 shares of the Company’s common stock to such purchasers for a purchase price of $0.40 per share. In addition, for each share purchased, each purchaser will also receive three-fourths of a five-year warrant to purchase an additional share of common stock at an exercise price of $0.50 per share, which will result in the issuance of warrants to purchase an aggregate of 2,512,500 shares of the Company’s common stock. The total gross proceeds from the offering will be $1.34 million, before deducting anticipated selling commissions and other offering expenses ofapproximately $0.2 million. The closing of the offering is expected to occur on or around April 4, 2012, subject to customary closing conditions. In connection with the offering, the Company engaged Roth Capital Partners, LLC, or Roth, to serve as placement agent. Pursuant to the terms of the placement agent agreement, the Company agreed to pay Roth a cash fee equal to seven percent of the gross proceeds received by the Company, or approximately $0.1 million, plus a non-accountable expense allowance of $35,000. Richard B. Brewer, the Company’s Executive Chairman, Joshua A. Kazam, the Company’s President and Chief Executive Officer and a director, Daron Evans, the Company’s Chief Financial Officer, and Hsiao Lieu, M.D., the Company’s Executive VP of Clinical Development, are participating in the offering on the same terms as the unaffiliated purchasers, and have collectively subscribed to purchase 275,000 shares of common stock and warrants to purchase 206,250 shares of common stock for an aggregate purchase price of $110,000.